Investment Objectives and Goals	Jul. 18, 2025
MetLife Opportunistic High Yield Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MetLife Opportunistic High Yield Fund (the “Opportunistic High Yield Fund” or the “Fund”) seeks to provide a high level of current income consistent with the preservation of principal.
MetLife Small Company Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MetLife Small Company Equity Fund (the “Small Company Equity Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.